Trade Payables and Other Payable (Details) - Schedule of Payables and Other Payable - Agreements - Suppliers [Member] - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Payables and Other Payable - Agreements [Line Items]
Payables to suppliers of goods	$ 1,429,006	$ 1,439,118
Payables to other suppliers	133,240	46,787
Total payables and other payable - agreements	$ 1,562,246	$ 1,485,905